Income Taxes - Additional information (Details) - USD ($)		6 Months Ended		12 Months Ended
	Jul. 04, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Uncertain tax positions		$ 0		$ 0
Forge Nano, Inc.
Income Taxes
Increase in valuation allowance				8,640,000
Increase in deferred tax asset				8,640,000
Uncertain tax positions				$ 0
Income tax rate, percent	21.00%	21.00%	21.00%	22.00%	21.00%
Total provision for income taxes		$ 0	$ 0
Forge Nano, Inc. | US
Income Taxes
Operating loss carryforward				$ 104,170,000
Operating loss carryforward subject to expiration				3,941,000
Operating loss carryforward not subject to expiration				$ 100,229,000